Segment Information and Revenue from Significant Customers - Summary of Revenue by Nature of Activities (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	[1]	Sep. 30, 2024	Sep. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,150,218	$ 1,144,437	$ 1,128,203	$ 1,110,055	$ 1,263,882	$ 1,250,059	$ 1,245,849	$ 1,245,199	$ 4,532,913	[2]	$ 5,004,989	$ 4,887,550
Managed services arrangements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,995,763		2,904,924	2,856,621
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 1,537,150		$ 2,100,065	$ 2,030,929

[1]	During the first quarter of fiscal year 2025, the Company phased out several low-margin, non-core business activities, which were included in fiscal year 2024, for more details see ‘Item 5. Operating and Financial Review and Prospects’. Excluding the phase out, the percentage of revenue of customer 1 and customer 2 for fiscal year 2025 remained roughly stable as compared to fiscal year 2024.
[2]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".